RECLAMATION AND REHABILITATION OBLIGATIONS ("ARO") (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2025 USD ($)	Feb. 15, 2024 USD ($) Share
Disclosure of other provisions [Line Items]
Inflation rate	2.50%	2.50%
San Albino Mine [Member]
Disclosure of other provisions [Line Items]
Undiscounted estimates of cash outflows	$ 3,533	$ 4,049
Eagle Mountain Project [Member]
Disclosure of other provisions [Line Items]
Undiscounted estimates of cash outflows	1,451	1,451
Moss Mine [Member]
Disclosure of other provisions [Line Items]
Undiscounted estimates of cash outflows	$ 0	$ 14,951
Bottom of range [Member]
Disclosure of other provisions [Line Items]
Discount rates	4.25%	3.50%
Top of range [Member]
Disclosure of other provisions [Line Items]
Discount rates	5.00%	5.00%
GR Silver Mines Ltd. [Member]
Disclosure of other provisions [Line Items]
Cash transferred			$ 500
Number of common shares | Share			296,710
Total purchase price			$ 960
Loss on disposition of liability	$ 94